Game operation cost (Tables)	12 Months Ended
Dec. 31, 2022
Game operation cost
Schedule of game operation cost

	2023	2022	2021
Employee benefits expenses	(39,155)	(35,282)	(13,985)
Technical support services	(12,514)	(8,754)	(4,960)
	(51,669)	(44,036)	(18,945)